Schedule of Equity (Details) - shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred Stock, Authorized	75,000,000	75,000,000	75,000,000
Preferred Stock, Issued	1	1	1
Preferred Stock, Outstanding	1	1	1
Common Stock, Authorized	275,000,000	275,000,000	275,000,000
Issued	269,058	52,732	4,098
Common Stock, Outstanding	269,058	52,732	4,098
Authorized	350,000,001	350,000,001
Common Stock, Issued		52,732
Outstanding		52,732
Series FE Preferred Stock [Member]
Preferred Stock, Authorized	1	1
Preferred Stock, Issued
Preferred Stock, Outstanding
Common Class A [Member]
Common Stock, Authorized	250,000,000	250,000,000	250,000,000
Issued	265,672	51,576	2,942
Common Stock, Outstanding	265,672	51,576	2,942
Common Class B [Member]
Common Stock, Authorized	25,000,000	25,000,000	25,000,000
Issued	3,386	1,156	1,156
Common Stock, Outstanding	3,386	1,156	1,156
Reverse Stock Split [Member]
Common Stock, Issued	269,058
Outstanding	269,058
Reverse Stock Split [Member] | Series FE Preferred Stock [Member]
Preferred Stock, Issued
Preferred Stock, Outstanding
Reverse Stock Split [Member] | Common Class A [Member]
Issued	265,672
Common Stock, Outstanding	265,672
Reverse Stock Split [Member] | Common Class B [Member]
Issued	3,386
Common Stock, Outstanding	3,386
Preferred Stock [Member]
Preferred Stock, Authorized	75,000,000	75,000,000
Preferred Stock, Issued
Preferred Stock, Outstanding
Preferred Stock [Member] | Series FE Preferred Stock [Member]
Outstanding		1	1
Preferred Stock [Member] | Reverse Stock Split [Member]
Preferred Stock, Issued
Preferred Stock, Outstanding